Document and Entity Information	Sep. 09, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 09, 2024
Entity Registrant Name	Aptiv PLC
Entity Incorporation State Country Code	Y9
Entity File Number	001-35346
Entity Tax Identification Number	98-1029562
Entity Address Address Line 1	5 Hanover Quay
Entity Address Address Line 2	Grand Canal Dock
Entity Address City Or Town	Dublin
Entity Address Postal Zip Code	D02 VY79
Entity Address Country	IE
Country Region	353
City Area Code	-1
Local Phone Number	259-7013
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001521332
Amendment Flag	false
Ordinary Shares, $0.01 par value per share [Member]
Document Information [Line Items]
Security 12b Title	Ordinary Shares, $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 2.396% Due 2025 [Member]
Document Information [Line Items]
Security 12b Title	2.396% Senior Notes due 2025
Trading Symbol	APTV
Security Exchange Name	NYSE
Euro-Denominated Senior Notes, 1.500% Due 2025 [Member]
Document Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2025
Trading Symbol	APTV
Security Exchange Name	NYSE
Euro-denominated Senior Notes, 1.600% Due 2028 [Member]
Document Information [Line Items]
Security 12b Title	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 4.35% Due 2029 [Member]
Document Information [Line Items]
Security 12b Title	4.350% Senior Notes due 2029
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 3.250% Due 2032 [Member]
Document Information [Line Items]
Security 12b Title	3.250% Senior Notes due 2032
Trading Symbol	APTV
Security Exchange Name	NYSE
Euro-Denominated Senior Notes, 4.250% Due 2036 [Member]
Document Information [Line Items]
Security 12b Title	4.250% Senior Notes due 2036
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 4.400% Due 2046 [Member]
Document Information [Line Items]
Security 12b Title	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 5.40% Due 2049 [Member]
Document Information [Line Items]
Security 12b Title	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 3.100% Due 2051 [Member]
Document Information [Line Items]
Security 12b Title	3.100% Senior Notes due 2051
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 4.150% Due 2052 [Member]
Document Information [Line Items]
Security 12b Title	4.150% Senior Notes due 2052
Trading Symbol	APTV
Security Exchange Name	NYSE